Share capital - Stock Option Plans (Details)	Jul. 20, 2023 shares € / shares	Jun. 22, 2022 shares € / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share)			€ 0.03	€ 0.03
OSA 2022-06 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		410,500
Exercise price (in euros per share)		€ 4.16
Executive Board and Employees | Ordinary Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	1,224,780
Par value per share (euro per share)	€ 0.03
Exercise price (in euros per share)	€ 5.81
Maximum term of options granted for share-based payment arrangement	10 years
Executive Board and Employees | Ordinary Stock Options | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options granted for share-based payment arrangement	10 years
Executive Board and Employees | OSA 2022-06 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		33.33%
Executive Board and Employees | OSA 2022-06 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		33.33%
Executive Board and Employees | OSA 2022-06 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		33.33%